Received SEC

JUN 20 2011

Washington, DC 20549

NYSE Regulation

[redacted]

11007808

CERTNYS
001-35211

Ed Newhart
Director
Corporate Compliance

11 Wall Street
New York, NY 10005
P (212) 656-5756
enewhart@nyx.com

June 20, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

This is to certify that on June 20, 2011, NYSE Amex, LLC (the "Exchange") received from Gastar Exploration USA, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

8.625% Series A Cumulative Preferred Stock

We further certify that the above described securities have been approved by the Exchange for listing and registration upon official notice of issuance and to customary closing conditions.

We understand that the Registrant is seeking effectiveness of the 8-A concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Via email: filer-support@sec.gov